SCHEDULE OF COMPANIES SUBSIDIARIES (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Security matters (SMX) PLC [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[1]	Ireland
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%
Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
Lionheart III corp [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[2]	USA
Proportion of ownership interest in subsidiary	[2]	100.00%	100.00%
SMX (security matters) ireland limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[1]	Ireland
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%
SMX fashion and luxury [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		France
Proportion of ownership interest in subsidiary		100.00%	100.00%
True silver SMX platform ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX (security matters) israel ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Israel
Proportion of ownership interest in subsidiary		100.00%	100.00%
Security matters canada ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX beverages pty ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX circular economy platform PTE, ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[1]	Singapore
Proportion of ownership interest in subsidiary	[1]	70.00%	100.00%
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary	[1]	52.90%	51.90%
SMX circular economy FZCO [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[2]	UAE
Proportion of ownership interest in subsidiary	[2]
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		50.00%	50.00%

[1]	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited). In July 2024, ownership in the subsidiary increased from 51.9% to 52.9%. See also note 3.
[2]	On March 26, 2025, subsequent balance sheet date, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates. See also note 28.